Property, plant and equipment - Significant capital commitment (Details) - Property, plant and equipment - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, plant and equipment
Capital commitments	R 47,565	R 45,284
Shutdown and major statutory maintenance
Property, plant and equipment
Capital commitments	8,875	7,963
Capital expenditure	7,785	6,082
Environmental projects to sustain operations
Property, plant and equipment
Capital commitments	6,497	3,449
Capital expenditure	2,295	1,520
Clean fuels II
Property, plant and equipment
Capital commitments	3,134	2,632
Capital expenditure	1,284	893
Environmental projects to expand operations
Property, plant and equipment
Capital commitments		640
Capital expenditure	389
Mozambique exploration and development
Property, plant and equipment
Capital commitments	10,544	11,448
Capital expenditure	R 5,465	R 1,377